Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Subsidiaries

The consolidated subsidiaries are listed as follows:

		Percentage Ownership and Voting Interest
Company	Country of Incorporation	December 31, 2016	December 31, 2017
Netshoes Holding, LLC	United States of America	100.00%	100.00%
NS2 Com Internet Ltda	Brazil	100.00%	100.00%
NS3 Internet S.A.	Argentina	98.17%	98.17%
NS4 Com Internet S.A.	Mexico	100.00%	100.00%
NS4 Servicios de México S.A. C.V.	Mexico	100.00%	100.00%
NS5 Participações Ltda.	Brazil	99.99%	99.99%
NS6 Serviços Esportivos Ltda.	Brazil	100.00%	100.00%

Summary of Property Plant and Equipment, Useful Life

Depreciation is recognized on a straight-line basis method, reflecting the pattern in which the asset’s future economic benefits are expected to be consumed by the Company. The estimated useful lives are as follows:

Asset Class	Useful Life (years)
Leasehold improvements	19
Machinery and equipment	8
Hardware	5
Facilities	14
Furniture and fixture	10
Vehicles	5

Summary of Intangible Assets, Estimated Useful Life

is complete and the asset is available for use. Indefinite life intangibles are not amortized, but are tested for impairment at each year-end or whenever there is an indication that the carrying amount may not be recovered. The estimated useful lives of assets are as follows:

Asset Class	Useful Life (years)
Purchased software	5
Internally developed software	5
Trademark	Indefinite